Fees and Expenses - Western Asset Government Reserves	Aug. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses for Class N shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Shareholder Fees Caption [Optional Text]	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	If acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares (except for shares held through accounts where Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”) is the broker-dealer of record (“Distributor Accounts”), which could be up to 1.00%. There is no contingent deferred sales charge after 18 months from the date you purchased such shares of the original fund.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	Number of years you own your shares ($)
Expense Example Closing [Text Block]
The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.